Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	The components of property and equipment, net were as follows at December 31 (in thousands):
	Year Ended December 31,
	2023	2022
	(in thousands)
Solar energy facilities	$55,318	$75,009
Building	-	107
Land	511	497
Furniture and fixtures	210	49
Asset retirement	168	341
Construction in progress	12,421	3,093
Total property and equipment	68,628	79,096
Less: Accumulated depreciation	(7,326)	(10,143)
Total	$61,302	$68,953